Prospectus February 25, 2013

Hedge Strategies ProShares

PEX	ProShares Global Listed Private Equity ETF

PROSHARES TRUST	Distributor: SEI Investments Distribution Co.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

3	Summary Section

4	ProShares Global Listed Private Equity ETF

8	Investment Objective, Principal Investment Strategies and Related Risks

14	Management of ProShares Trust

15	Determination of NAV

15	Distributions

15	Dividend Reinvestment Services

16	Taxes

3

Summary Section

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Investment Objective

ProShares Global Listed Private Equity ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies (“BDCs”). BDC expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). They have no impact on the costs associated with Fund operations.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.50%
Other Expenses*	0.50%
Acquired Fund Fees and Expenses**	1.94%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.94%
Fee Waiver/Reimbursement***	-0.40%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.54%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	“Acquired Fund Fees and Expenses,” which are based on estimated amounts for the current fiscal year, are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements, which provide a clearer picture of a fund’s actual operating costs. Therefore, the amounts listed in “Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements” will differ from those presented in the Fund’s Financial Highlights.

***	ProShare Advisors LLC (“ProShare Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.60% through September 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$257	$872

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.

Principal Investment Strategies

The Index, published by LPX GmbH (“LPX”), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company. LPX considers direct private equity investments to be direct investments noted on the balance sheet of the listed private equity company in the equity, mezzanine or debt facility of an underlying private company or investments in limited partnerships managed by the management portion of the listed private equity company. Candidates for the index will have a majority of its assets invested in or exposed to private companies or have a stated intention to have a majority of its assets invested in or exposed to private companies.

The Index applies a liquidity screen to qualifying companies and then includes up to 30 of the remaining companies based, among other things, on greater relative trading volume (i.e. trading volume relative to the market capitalization of the company) — the Index historically has included securities of all market capitalizations, from micro- to large-cap. The Index is reconstituted quarterly.

For a further description of the Index, please see “Description of the LPX Direct Listed Private Equity Index” in the Fund’s full Prospectus.

The Fund invests in securities that ProShare Advisors believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities (i.e., securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of

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the securities of the Index). The types of securities that the Fund will principally invest in are set forth below.

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Equity Securities — The Fund invests in common stock issued by U.S. and foreign public companies, including in large part business development companies (BDCs) for U.S. domiciled companies. BDCs are specialized investment vehicles that provide financing to small- and middle-market companies and offer managerial expertise, as needed, to assist those companies.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index, include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

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Risks Relating to Investing in Listed Private Equity Companies — The Fund is subject to risks faced by companies in the private equity sector to the same extent as the Index is so concentrated, in particular the skill of such companies in selecting underlying investments. There are certain risks inherent in investing in listed private equity companies, which encompass business development companies (BDCs) and other financial institutions or vehicles whose principal business is to invest in and provide mezzanine financing to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. Private equity securities additionally carry other risks including those related to unclear ownership, market access constraints and market opaqueness. In addition, at times, a private equity company may hold a significant portion of its assets in cash or cash equivalents (e.g., after divesting itself of its interests in a portfolio company upon the portfolio company’s IPO, merger or recapitalization). This may result in lower returns than if the private equity company had invested such cash or cash equivalents in successful portfolio companies.

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Risks Relating to Investing in Business Development Companies (BDCs) — BDCs are special investment vehicles designed to facilitate capital formation for small and middle-market companies. BDCs are closed-end investment companies subject to the Investment Company Act of 1940 (the “1940 Act”); however, BDCs are exempt from many of the regulatory constraints imposed by the 1940 Act. A BDC is a domestic company that (1) operates for the purpose of making investments in certain securities and, with limited exceptions, makes available “significant managerial assistance” with respect to the issuers of such securities, and (2) has elected business development company status. As a general matter, a BDC must maintain at least 70% of its investments in certain types of eligible portfolio companies that do not have securities listed on a national securities exchange or that have less than $250 million in aggregate market value. The Fund is subject to risks faced by BDCs to the same extent as the Index is so concentrated, including: increasing competition for limited BDC investment opportunities; potential uncertainty as to the value of a BDC’s private investments; risks associated with leverage; and reliance on a BDC’s managerial acumen.

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Restrictions on Investment Company Investments — A significant portion of the Index is composed of BDCs or other investment companies. The Fund may not acquire greater than three percent (3%) of the total outstanding shares of such companies. As a result, the Fund’s ability to purchase certain of the securities in the Index in the proportions represented in the Index could be inhibited. In these circumstances, the Fund may be required to use sampling techniques, which could increase “Correlation Risk”, as described above.

•	Exposure to Foreign Currency Risk — Certain of the Fund’s investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to

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risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in an investment denominated in a foreign currency, like certain of the investments included in the Index, is subject to foreign currency risk. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related private equity company investments. In addition, in order to transact in foreign investments, the Fund may exchange and hold foreign currencies. In certain “restricted market” countries (which limit the ability of non-nationals to transact in those countries’ currencies), the Fund will be limited in its ability to use multiple dealers to obtain competitive exchange rates. This may result in potentially higher costs for the Fund, and increased correlation risk, Further, the limitation on dealers may cause delays in execution, which may also increase correlation risk.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or derivatives in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

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Market Price Variance Risk — Fund shares are listed for trading on the BATS Exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in net asset value (NAV) and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by investors creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Small- and Mid-Cap Company Investment Risk — The Index and by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Investment Results

After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors.

Management

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Portfolio Manager, has managed the Fund since February 2013.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 shares. Retail investors may only purchase and sell shares on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be higher than those of most exchange-traded funds.

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Investment Objective, Principal Investment Strategies and Related Risks

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This section contains additional detail regarding ProShares Global Listed Private Equity ETF (the “Fund”), including the Fund’s investment objective, principal investment strategies and related risks.

Investment Objective

The Fund seeks investment results, before fees and expenses, that track the LPX Direct Listed Private Equity Index (the “Index”).

The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”), without the approval of Fund shareholders. The Fund reserves the right to substitute a different index or security for the Index.

Principal Investment Strategies

In seeking to achieve the Fund’s investment objective, ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund employs investment techniques that ProShare Advisors believes should, in the aggregate, simulate the movement of the Index.

The investment techniques utilized to simulate the movement of the Index are intended to enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs while, at the same time, seeking to maintain high correlation with, and similar aggregate characteristics to, the Index. For example, the Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to the Index. In addition, the Fund may overweight or underweight certain components contained in the Index, or invest in investments not included in the Index but that are designed to provide the requisite exposure to the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested in a combination of derivatives, equity securities and/or money market instruments that ProShare Advisors believes should have similar return characteristics to the Index without regard to market conditions, trends or direction. The Fund does not take temporary defensive positions.

The Fund will, under normal circumstances, invest at least 80% of its total assets in component securities (i.e., securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index). The following principal investment strategies are applicable to the Fund.

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Equity Securities — The Fund invests in common stock issued by U.S. and foreign public companies, including in large part business development companies (BDCs) for U.S. domiciled companies. BDCs are specialized investment vehicles that provide financing to small- and middle-market companies and offer managerial expertise, as needed, to assist those companies.

The Fund is subject to the Securities and Exchange Commission’s (“SEC”) “names rule” (Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)), and commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal market conditions, in securities contained in the Index and/or investments with similar economic characteristics.

Principal Risks

In addition to the risks noted in the Summary Section, many other factors may also affect the value of an investment in the Fund. The Fund’s NAV will change daily based on the performance of an Index, which in turn is affected by variations in market conditions, interest rates and other economic, political or financial developments. The impact of these developments on the Fund will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers.

Like all investments, investing in the Fund entails risks. The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are noted in the Summary Section and additional information regarding certain of these risks, as well as information related to other potential risks to which the Fund may be subjected, is provided below. The Statement of Additional Information (“SAI”) contains additional information about the Fund’s investment strategies and related risks. The Fund may be subject to other risks in addition to those identified as principal risks.

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Correlation Risk — There can be no guarantee that the Fund will achieve a high degree of correlation with the Index. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with the Index, including material over- or under-exposure, fees, expenses, transaction costs, income items, valuation methodology, infrequent trading in the securities underlying the Index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding periodic Index reconstitutions and other Index rebalancing or reconstitution events may hinder the Fund’s ability to meet its investment objective.

•	Exposure to Foreign Investments Risk — The Fund may invest in securities of foreign issuers or other investments that provide the Fund with exposure to foreign issuers (collectively, “foreign

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investments”). Certain factors related to foreign investments may prevent the Fund from achieving its goals. These factors include the effects of: (i) fluctuations in the value of the local currency versus the U.S. dollar and the uncertainty associated with the cost of converting between various currencies; (ii) differences in settlement practices, as compared to U.S. investments, or delayed settlements in some foreign markets; (iii) the uncertainty associated with evidence of ownership of investments in many foreign countries, which may lack the centralized custodial services and rigorous proofs of ownership required by many U.S. investments; (iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; (v) brokerage commissions and fees and other investment-related costs that may be higher than those applicable to U.S. investments; (vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; (vii) taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; (viii) changes in the denomination currency of a foreign investment; and (ix) foreign exchange controls, which may include suspension of the ability to transfer currency from a given country.

In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times.

The Fund’s performance also may be affected by factors related to its ability to obtain information about foreign investments. In many foreign countries, there is less publicly available information about issuers than is available in reports about U.S. issuers. Markets for foreign investments are usually not subject to the degree of government supervision and regulation that exists for U.S. investments. Foreign issuers are generally not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Furthermore, the issuers of foreign investments may be closely controlled by a small number of families, institutional investors or foreign governments whose investment decisions might be difficult to predict. To the extent the Fund’s assets are exposed to contractual and other legal obligations in a foreign country, these factors may affect the Fund’s ability to achieve its investment objective. The Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. In some countries, information about decisions of the judiciary, other government branches, regulatory agencies and tax authorities may be less transparent than decisions by comparable institutions in the U.S., particularly in countries that are politically dominated by a single party or individual. Moreover, enforcement of such decisions may be inconsistent or uncertain.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case for U.S. securities. These factors include the effect of: (i) expropriation, nationalization or confiscatory taxation of foreign investments; (ii) changes in credit conditions related to foreign counterparties, including foreign governments and foreign financial institutions; (iii) trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; (iv) issues related to multi-national currency arrangements; and (v) increased correlation between the value of foreign investments and changes in the commodities markets. To the extent the Fund focuses its investments on a particular country or region, the Fund’s ability to meet its investment objective may be especially subject to factors and developments related to such country or region.

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Market Price Variance Risk — Individual shares of the Fund will be listed for trading on the BATS Exchange and can be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the Fund’s shares. ProShare Advisors cannot predict whether the Fund’s shares will trade above, below or at its NAV. Differences between secondary market prices and NAV for shares may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that the Fund’s shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of the Fund’s shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying the Fund’s shares on the secondary market, and you may receive less than NAV when you sell the Fund’s shares. The market price of the Fund’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that the Fund’s shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of the Fund’s shares is falling fastest, which may be the time that you most want to sell your shares. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling the Fund’s shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Trading Risks — Although shares of the Fund are listed for trading on the BATS Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the BATS Exchange, there can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. Short selling of shares is also limited pursuant to SEC rules if the trading price of shares varies by more than 10% from the previous day’s closing price on the exchange. There can be no

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assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the Fund’s shares will trade with any volume, or at all, on any stock exchange.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by the Fund and are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies.

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Derivatives — The Fund may invest in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, exchange rate, interest rate or index. The Fund may invest in derivatives as a substitute for investing directly in the securities underlying the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

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Forward Contracts — Two-party contracts where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is entered into with dealers or financial institutions at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.

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Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

Precautionary Notes

A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of the Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for furnishing certain cost basis information and ensuring that you receive shareholder reports and other communications from the Fund. Typically, you will receive other services only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares from the Fund may be issued on an ongoing basis, a “distribution” of the Fund’s shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the “Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent Fund shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies — For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of the Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust has obtained an exemptive order from the SEC allowing a registered investment company to invest in shares of its series beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. The Fund does not currently rely on the exemptive order, meaning that an investment company’s acquisition of ProShares Global Listed Private Equity ETF shares remains subject to the limits of Section 12(d)(1). Any investment company considering purchasing shares of the Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the

12	:: Investment Objective, Principal Investment Strategies and Related Risks	ProShares.com

“NYSE”), The NASDAQ Stock Market or the BATS Exchange is closed other than customary weekend and holiday closings, (2) trading on the NYSE, The NASDAQ Stock Market or the BATS Exchange is restricted, (3) any emergency circumstances exist, as determined by the SEC, and (4) the SEC by order permits for the protection of shareholders of the Fund, as further described in the SAI.

A Precautionary Note Regarding Regulatory Initiatives — There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategy.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act’) was signed into law on July 21, 2010. The Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the forced use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. While certain of the rules are now effective, other rules are not yet final, so it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on the Fund. However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs. New regulations could, among other things, adversely affect the value of the investments held by the Fund, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), which could adversely affect investors. It is unclear how the regulatory changes will affect counterparty risk. In particular, position limits imposed on the Fund or its counterparties may impact the Fund’s ability to invest in a manner that efficiently meets its investment objective, and new requirements, including mandatory clearing for certain swaps, may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Description of the LPX Direct Listed Private Equity Index

The Index, published by LPX GmbH (“LPX”), consists of up to 30 qualifying listed private equity companies taken from a database of all listed private equity companies listed worldwide, to the extent known to LPX. To be eligible for inclusion in the database, the predominant business purpose of a company must be private equity. This means that the private equity portion of the company’s business must represent more than 50% of the total assets of the company. The “private equity portion” includes direct and indirect private equity investments, the value of the company’s private equity fund management business, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments.

A listed private equity company is an eligible candidate for the Index only if the private equity portion of its business, excluding the indirect private equity investments and excluding the valuation of the private equity fund management business, represents more than 80% of the total assets of the company. LPX considers direct private equity investments to be direct investments noted on the balance sheet of the listed private equity company in the equity, mezzanine or debt facility of an underlying private company or investments in limited partnerships managed by the management portion of the listed private equity company. Candidates for the index will have a majority of its assets invested in or exposed to private companies or have a stated intention to have a majority of its assets invested in or exposed to private companies. At times, the Index (and, accordingly, the Fund) may include private equity companies whose assets may consist largely of cash or cash equivalents. This may occur, for example, when a private equity company divests itself of its investments in a portfolio company or companies (e.g., after a portfolio company’s IPO, merger, or recapitalization) in exchange for cash or cash equivalents, and may continue until the private equity company identifies a new portfolio company investment or investments to make.

The Index components are then further screened based on an annual liquidity analysis based on: (a) bid/ask spreads; (b) average market capitalization; (c) average trading volume relative to market capitalization; and (d) trade continuity (or the length of time between executed trades in the stock). Index weights are based on a capped float-adjusted, modified market capitalization methodology. A “capped” index is one that limits the weight of any single security within the index, in this case designed to generally ensure compliance with the IRS diversification standards for regulated investment companies (e.g., (a) securities are limited in respect of any issuer to a value not greater than 5% of the value of the Index; and (b) no greater than 25% of the Index is

Investment Objective, Principal Investment Strategies and Related Risks :: ProShares.com ::	13

invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer). A “float-adjusted” index adjusts an issuer’s weight in the index based on the number of shares available for purchase on an open market that are outstanding multiplied by the issuer’s share price. A “modified market capitalization methodology” indicates that the index is not using the standard market capitalization weightings that adjusts an issuer’s weight in an index based on the number of shares outstanding multiplied by the issuer’s share price.

The Index is reconstituted and rebalanced quarterly (in January, April, July and October).

Information About the Index Licensor

LPX GmbH (LPX), the Index licensor, is not affiliated with ProShare Advisors, the Trust or the Fund. LPX® Direct Listed Private Equity Index” and “LPX®” are registered trademarks of LPX and have been licensed for use by ProShares. ProShares have not been passed on by LPX or any of its affiliates as to their legality or suitability. LPX makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing securities generally or in the Fund particularly, or the ability of the Index to track general market performance. The Index is determined, composed and calculated by LPX without regard to the Trust or the Fund. LPX has no obligation to take the needs of the Trust or the Fund into consideration in determining, composing or calculating the Index. There is no assurance that investment products based on the Index will accurately track Index performance or provide positive investment returns. Inclusion of a security within the Index is not a recommendation by LPX to buy, sell or hold such security, nor is it investment advice. ProShares based on the LPX® Direct Listed Private Equity Index are not issued, created, sponsored, endorsed, sold, or promoted by LPX, and it makes no representation regarding the advisability of investing in ProShares. LPX AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI. The top ten holdings of the Fund are posted on a daily basis to the Trust’s website at ProShares.com.

14

Management of ProShares Trust

Management of ProShares Trust :: ProShares.com ::	15

Board of Trustees and Officers

The Board is responsible for the general supervision of the Fund. The officers of the Trust are responsible for the day-to-day operations of the Fund.

Investment Adviser

ProShare Advisors, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to the Fund and provides investment advice and management services to the Fund. ProShare Advisors oversees the investment and reinvestment of the assets in the Fund. For its investment advisory services, ProShares Global Listed Private Equity ETF pays ProShare Advisors a fee at an annualized rate of 0.50% of its averaged daily net assets. A discussion regarding the basis for the Board approving the investment advisory agreement for the Fund will be included in the Trust’s semi-annual or annual report to shareholders that covers the period during which the approval occurred. To the extent the Fund invests in exchange-traded funds (ETFs) sponsored by ProShare Advisors and/or common units of beneficial interest of one or more separate series of a trust sponsored by an affiliate of ProShare Advisors, ProShare Advisors has agreed to waive its investment advisory fees in an amount equal to the investment advisory fees and management services fees applicable to Fund assets invested in such ETFs and/or trust securities.

Portfolio Management

The following individual has responsibility for the day-to-day management of the Fund, as set forth in the summary section.

Alexander Ilyasov, ProShare Advisors — Portfolio Manager since November 2009. ProFund Advisors — Portfolio Manager since November 2009. World Asset Management — Portfolio Manager from January 2006 through November 2009; Portfolio Analyst from July 2005 through January 2006.

Determination of NAV

The net asset value (“NAV”) per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of Fund shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by J.P. Morgan Investor Services Co.

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the Board. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Fund sold them. See the SAI for more details.

The NAV is generally determined each business day at the close of regular trading of the NYSE (ordinarily 4:00 p.m. Eastern Time). The Fund may contain portfolio investments that are primarily listed on foreign markets. On days when one or more foreign markets on which securities contained in an index trade are closed, the Fund will only accept in-kind creation or redemption orders from Authorized Participants.

To the extent the Fund’s portfolio investments trade in foreign markets on days when the Fund is not open for business or when the primary exchange for the shares is not open, the value of the Fund’s assets may vary, shareholders may not be able to purchase or sell Fund shares and Authorized Participants may not be able to create or redeem Creation Units. Also, certain portfolio investments may not be traded on days the Fund is open for business.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which the Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.

Distributions

As a shareholder, you will earn a share of the investment income and net realized capital gains, if any, derived from the Fund’s direct security holdings and derivative instruments. You will receive such earnings as either an income dividend or a capital gains distribution. The Fund intends to declare and distribute to its shareholders at least annually virtually all of its net income, if any, as well as net realized capital gains. Subject to Board approval, some or all of any net realized capital gains distribution may be declared payable in either additional shares of the Fund or in cash.

If such a distribution is declared payable in that fashion, holders of shares will receive additional shares of the Fund unless they elect to receive cash. Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.

Dividend Reinvestment Services

As noted above under “Distributions”, the Fund may declare a distribution from net realized capital gains to be payable in additional Fund shares or cash. Even if the Fund does not declare a

16	:: Management of ProShares Trust	ProShares.com

distribution to be payable in Fund shares, brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

Frequent Purchases and Redemptions of Shares

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV. The Board believes this is appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of the Fund’s shares remains at or close to NAV. Since the Fund issues and redeems Creation Units at NAV plus applicable transaction fees, and the Fund’s shares may be purchased and sold on the BATS Exchange at prevailing market prices, the risks of frequent trading are limited.

Taxes

The following is certain general information about taxation of the Fund and its shareholders:

•

The Fund intends to qualify for treatment as a “regulated investment company” for U.S. federal income tax purposes. In order to so qualify, the Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.

•

If the Fund qualifies for treatment as a regulated investment company, it is not subject to federal income tax on net investment income and net realized capital gains that the Fund timely distributes to its shareholders.

•

Investments by the Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the income distributed to shareholders by the Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid Fund-level tax.

•	Investments by the Fund in debt obligations issued or purchased at a discount and certain derivative investments could cause the Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and could affect the amount, timing or character of the income distributed to shareholders by the Fund.

Taxable investors should be aware of the following basic tax points:

•	Distributions are taxable to you for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.

•

Distributions declared in October, November or December of one year — if paid to you by the end of January of the following year — are taxable for federal income tax purposes as if received in the calendar year in which the distributions were declared.

•

Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary dividends for federal income tax purposes. Currently, ordinary dividends you receive that are reported as “qualified dividend income” may be taxed at the same rates as long-term capital gains, but will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses. The special tax treatment of qualified dividend income will apply only to taxable years beginning before January 1, 2013, unless Congress enacts tax legislation providing otherwise.

•	Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you have owned your Fund shares.

•	Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

•

Effective for taxable years beginning on or after January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the sale or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

•

A sale or exchange of the Fund’s shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

•	Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of shares, may be subject to state and local income taxes.

Management of ProShares Trust :: ProShares.com ::	17
•

If you are not a citizen or a permanent resident of the United States, or if you are a foreign entity, any dividends and short-term capital gains that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate or a statutory exemption applies.

•

Dividends and interest received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by foreign countries, which would reduce returns from an investment in the Fund. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal U.S. income tax return, subject to certain limitations.

•

By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have under-reported dividend or interest income or have failed to certify that you are not subject to such withholding. The backup withholding rate is currently 28% for amounts paid through December 31, 2012. Under current law, the backup withholdng rate will increase to 31% for amounts paid after December 31, 2012.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following additional basic tax points:

•

A person who exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.

•

A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the Internal Revenue Service if such person purchases other substantially identical shares of the Fund within 30 days before or after the exchange. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Note: This Prospectus provides general U.S. federal income tax information only. Your investment in the Fund may have other tax implications. If you are investing through a tax-deferred retirement account, such as an individual retirement account, special tax rules apply. Please consult your tax advisor for detailed information about the Fund’s tax consequences for you. See “Taxation” in the SAI for more information.

Premium/Discount Information

The Trust’s website has information about the premiums and discounts for the Fund. Premiums or discounts are the differences between the NAV and market price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the NAV. A discount is the amount that the Fund is trading below the NAV.

Distribution (12b-1) Plan

Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, the Fund may pay its distributor and financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of the Fund as reimbursement or compensation for distribution related activities with respect to the Fund. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For the prior fiscal year, no payments were made by the Fund under the Plan.

Investment Company Act file number 811-21114

ProShares Trust

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

866.PRO.5125    866.776.5125

ProShares.com

You can find additional information about the Fund in its current Statement of Additional Information (“SAI”), dated October 1, 2012, as may be amended from time to time, which has been filed electronically with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the SAI is available, free of charge, online at ProShares.com. You may also receive a free copy of the SAI or make inquiries to ProShares by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.

You can find other information about ProShares on the SEC’s website (www.sec.gov) or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about ProShares, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at (202) 551-8090.

© 2013 ProShare Advisors LLC. All rights reserved.	FEB13RV1